Financial investments - Additional information (Detail) - PEN (S/)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
Debt securities held	S/ 14,188,473,000	S/ 13,328,593,000
(Loss) recovery due to impairment of financial investments	6,790,000	(13,077,000)	S/ 20,759,000
Investments at amortized cost	51,327,835,000	44,960,052,000
Investments estimated fair value	2,328,303,000	1,856,325,000
Investments at amortized cost, gain	8,474,000
Reclassified from available-for-sale investments to held-to-maturity investments			487,385,000
Reclassified from available-for-sale investments to held-to-maturity investments, Unrealized loss			24,690,000
Reclassified from available-for-sale investments to held-to-maturity investments, net loss			2,608,000
Investments classified as investments at fair value through profit or loss	1,125,722,000	845,317,000
Investments measured at fair value through profit or loss held for trading	194,535,000	189,829,000
Investments mandatorily measured at fair value through profit or loss	1,357,002,000	1,381,639,000
Financial assets at amortised cost, category [member] | Stage 1 [member]
Disclosure of financial assets [line items]
Debt Instruments at amortized cost	S/ 2,160,775,000	S/ 1,843,944,000
Bottom of range [member]
Disclosure of financial assets [line items]
Investments maturity date	September 2023	August 2020
investments effective interest rate	4.29%	4.05%
Top of range [member]
Disclosure of financial assets [line items]
Investments maturity date	August 2037	August 2037
investments effective interest rate	6.26%	6.33%
InRetail Perú Corp [member]
Disclosure of financial assets [line items]
Number of shares owned	2,396,920	2,396,920
Investment owned, ownership percentage	2.33%	2.33%
Investments classified as investments at fair value through profit or loss	S/ 285,962,000	S/ 228,122,000
RPI international holding [member]
Disclosure of financial assets [line items]
Investments classified as investments at fair value through profit or loss	192,500	152,251
Dividends from investments	11,010,000	S/ 9,847,000	S/ 4,467,000
Interbank [member]
Disclosure of financial assets [line items]
Investments at amortized cost	340,518,000
Investments at amortized cost, gain	S/ 8,474,000
Inteligo bank and interseguro [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Number of shares owned	138,565,925	112,950,654
Investment owned, ownership percentage	10.09%	8.22%
Interseguro compañía de seguros S.A [member]
Disclosure of financial assets [line items]
Investment owned, ownership percentage	99.84%	99.84%
Interseguro compañía de seguros S.A [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Number of shares owned classified as investment at fair value through other comprehensive income	99,500,000	72,791,326
Inteligo bank ltd [member] | BioPharma Credit PLC [member]
Disclosure of financial assets [line items]
Number of shares owned classified as fair value through profit and loss	39,065,925	40,159,328
Sovereign bonds of the republic of peru [member]
Disclosure of financial assets [line items]
Investments at amortized cost	S/ 2,206,986,000	S/ 1,884,067,000
Loans issued by BCRP [member] | Interbank [member]
Disclosure of financial assets [line items]
Debt securities held	S/ 762,347,000	S/ 738,635,000